Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	ARGENTINA — 4.8%
23,522	Grupo Financiero Galicia S.A. - ADR	$1,170,690
35,535	YPF S.A. - ADR *	1,867,009
		3,037,699
	CHINA — 15.1%
31,980	Contemporary Amperex Technology Co., Ltd. - Class A	1,874,805
868,110	Lenovo Group Ltd.	2,654,851
21,000	NAURA Technology Group Co., Ltd. - Class A	2,133,437
45,920	Tencent Holdings Ltd.	2,805,849
		9,468,942
	GREECE — 4.4%
528,834	Eurobank S.A.	2,732,716
	INDIA — 9.6%
205,970	360 ONE WAM Ltd.	2,447,410
58,430	Bharti Airtel Ltd.	1,207,124
730,240	JSW Infrastructure Ltd.	2,389,574
		6,044,108
	MEXICO — 4.6%
241,905	Grupo Mexico S.A.B. de C.V.	2,901,268
	PHILIPPINES — 2.9%
114,130	International Container Terminal Services, Inc.	1,792,246
	POLAND — 2.4%
124,938	Allegro.eu S.A. *,1	1,505,005
	SINGAPORE — 4.0%
23,472	Sea Ltd. - ADR *	2,505,401
	SOUTH KOREA — 20.1%
32,810	Hanwha Ocean Co., Ltd. *	1,942,359
2,980	HD Hyundai Electric Co., Ltd.	1,378,039
16,160	Samsung Electronics Co., Ltd.	2,812,726
3,274	SK hynix, Inc.	3,718,137
3,950	SK Square Co., Ltd.	2,716,073
		12,567,334
	TAIWAN — 26.9%
44,240	Accton Technology Corp.	2,867,504
51,140	Delta Electronics, Inc.	2,515,966
19,430	Elite Material Co., Ltd.	2,789,229
116,890	Taiwan Semiconductor Manufacturing Co., Ltd.	8,645,801
		16,818,500

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 4.7%
1,573	MercadoLibre, Inc. *	$2,954,015
	Total Common Stocks
	(Cost $57,425,384)	62,327,234

Principal Amount
	SHORT-TERM INVESTMENTS — 1.8%
$1,116,654	MSILF Treasury Port - Advisory, 3.24%[2]	1,116,654
	Total Short-Term Investments
	(Cost $1,116,654)	1,116,654
	TOTAL INVESTMENTS — 101.3%
	(Cost $58,542,038)	63,443,888
	Liabilities in Excess of Other Assets — (1.3)%	(844,353)
	TOTAL NET ASSETS — 100.0%	$62,599,535

ADR – American Depository Receipt

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,505,005, which represents 2.40% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.